T. ROWE PRICE Retirement 2055 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 3.5%
T. Rowe Price Funds:
New Income Fund  88,106 1,905 5,409 8,712,822 85,734
U.S. Treasury Long-Term Index
Fund  33,817 912 2,892 2,945,434 34,786
International Bond Fund (USD
Hedged)  28,528 610 2,144 2,655,428 27,085
Dynamic Global Bond Fund  19,745 504 1,473 1,848,220 18,150
High Yield Fund  4,233 77 3,233 146,279 983
Emerging Markets Bond Fund  3,112 60 2,307 73,538 841
Total Bond Mutual Funds (Cost $166,344) 167,579
EQUITY MUTUAL FUNDS 94.7%
T. Rowe Price Funds:
Value Fund  988,021 16,144 56,070 18,936,764 975,433
Growth Stock Fund (3) 852,268 14,038 53,839 7,564,743 892,186
Equity Index 500 Fund  398,617 63,204 19,455 3,925,790 469,878
International Value Equity Fund  368,111 6,177 17,139 21,808,794 351,776
Overseas Stock Fund  351,607 11,494 19,503 25,214,014 340,893
International Stock Fund  331,972 5,311 14,616 14,165,377 322,262
Mid-Cap Growth Fund  177,027 2,761 6,839 1,416,929 184,852
Mid-Cap Value Fund  194,419 2,929 15,153 4,946,422 172,185
Emerging Markets Stock Fund  184,237 2,909 13,985 2,959,518 159,696
Small-Cap Stock Fund  121,515 1,957 4,797 1,649,192 123,046
Real Assets Fund  124,299 2,007 6,487 8,056,706 119,562
Small-Cap Value Fund  116,060 1,876 5,245 1,797,734 115,415
New Horizons Fund (3) 101,008 1,479 3,223 1,164,058 113,670
Emerging Markets Discovery
Stock Fund  70,507 25,343 2,708 5,677,834 91,583
U.S. Large-Cap Core Fund  67,868 1,327 3,672 1,880,437 70,027
Total Equity Mutual Funds (Cost $2,930,104) 4,502,464

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (4) 91,860 22,682 24,927 89,614,593 89,615
Total Short-Term Investments (Cost $89,615) 89,615
Total Investments in Securities 100.1%
(Cost $3,186,063) $ 4,759,658
Other Assets Less Liabilities (0.1)% (2,976)
Net Assets 100.0% $ 4,756,682
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $1,000 and $1,467, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 46 $ (626) $ 173
Emerging Markets Bond Fund  38 (24) 29
Emerging Markets Discovery Stock Fund  110 (1,559) —
Emerging Markets Stock Fund  4,069 (13,465) —
Equity Index 500 Fund  2,674 27,512 1,420
Growth Stock Fund  23,596 79,719 —
High Yield Fund  121 (94) 43
International Bond Fund (USD Hedged)  49 91 141
International Stock Fund  1,634 (405) —
International Value Equity Fund  1,146 (5,373) —
Mid-Cap Growth Fund  1,806 11,903 —
Mid-Cap Value Fund  1,815 (10,010) —
New Horizons Fund  1,402 14,406 —
New Income Fund  128 1,132 429
Overseas Stock Fund  2,574 (2,705) —
Real Assets Fund  663 (257) —
Small-Cap Stock Fund  1,199 4,371 —
Small-Cap Value Fund  495 2,724 —
U.S. Large-Cap Core Fund  379 4,504 —
U.S. Treasury Long-Term Index Fund  (624) 2,949 172
Value Fund  14,347 27,338 —
U.S. Treasury Money Fund, 0.06% — — 13
Affiliates not held at period end — — —
Totals $ 57,667# $ 142,131 $ 2,420+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,420 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2055 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2055 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F164-054Q1 08/21